Global X Silver Miners ETF (Prospectus Summary) | Global X Silver Miners ETF
Global X Silver Miners ETF
INVESTMENT OBJECTIVE
The Global X Silver Miners ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Silver Miners Index ("Underlying Index").
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Global X Silver Miners ETF
Management Fees:	0.65%
Distribution and Service (12b-1) Fees:	none
Other Expenses:	none
Total Annual Fund Operating Expenses:	0.65%

Example:
The following example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling
Shares of the Fund in the secondary market. The example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Global X Silver Miners ETF	66	208	362	810

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26.50% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its total assets in the securities of the
Underlying Index and in in ADRs and GDRs based on the securities in the
Underlying Index. Moreover, at least 80% of the Fund's total assets will be invested in securities that are economically tied to the silver mining industry.
Companies economically tied to the silver mining industry include those engaged in silver mining and/or closely related activities such as exploration and refining. The Fund's 80% investment policies are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is designed to measure broad based equity market performance of global companies involved in the silver mining industry, as defined by Structured Solutions AG. As of February 1, 2012 the Underlying Index
had 32 constituents, 24 of which are foreign companies. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by an organization ("Index Provider") that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is
Structured Solutions AG.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to
"beat" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying
Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the
Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying
Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the
Fund is an actual investment portfolio. The performance of the Fund and the
Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.
If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund concentrates its investments (i.e., hold
25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.
SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund's
Strategies and Risks section of the Prospectus and in the Statement of
Additional Information ("SAI").

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Commodity Exposure Risk.The Fund invests in silver miners, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on silver miners.

Concentration Risk: Because the Fund's investments are concentrated in the silver mining industry and silver mining countries, the Fund will be susceptible to loss due to adverse occurrences affecting the silver mining industry and silver mining countries.

Currency Risk: The Fund may invest in securities denominated in foreign currencies. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if a foreign currency depreciates against the U.S. dollar.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades.

Emerging Market Risk:The Fund targets mining companies globally and is expected to invest in securities in emerging market countries, currently including
Mexico, Peru, and Russia, a list that might be expanded as the index rebalances over time. The Fund's investment in an emerging market country may be subject to a greater risk of loss than investments in developed markets.

Equity Securities Risk: Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Foreign Security Risk:The Fund targets mining companies globally and is expected to invest in securities in foreign countries, currently including Canada,
Mexico, Peru, the United Kingdom and Russia, a list that might be expanded as the index rebalances over time. Investments in the securities of foreign issuers
(including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on United States' exchanges, nonetheless, could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security (or the security underlying the ADR or GDR) is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: The Fund targets mining companies globally and is expected to invest in securities in geographies currently including North and South America and Asia, a list that might change as the index rebalances over time. A natural disaster could occur in a geographic region in which the Fund invests.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Management Risk: The Fund is subject to the risk that the Adviser's investment management strategy may not produce the intended results.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Non-Diversification Risk:The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the
Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk. The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets.

Relationship to Silver Bullion: The Underlying Index measures the performance of companies involved in the silver mining industry and not the performance of silver bullion itself. The securities of companies involved in the silver mining industry may under- or over-perform silver bullion over the short-term or the long-term.

Risk Related to Investing in the Silver Mining Industry: Securities in the
Fund's portfolio may be significantly subject to the effects of competitive pressures in the silver mining industry and the price of silver bullion. These prices may fluctuate substantially over short periods of time so the Fund's share price may be more volatile than other types of investments. In addition, silver mining companies may also be significantly affected by import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Securities Lending Risk. Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Securities Market Risk: Because certain securities markets in the countries in which the Fund may invest are small in size, underdeveloped and are less regulated and less correlated to global economic cycles than those markets located in more developed countries, the securities markets in such countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets.

Small- and Mid-Capitalization Companies Risk: The Fund may invest a significant percentage of its assets in small- or mid-capitalization companies, which are typically subject to lower trading volume, less liquidity, greater price volatility and less analyst coverage than larger more established companies.

Tracking Error Risk: The performance of the Fund may diverge from that of the
Underlying Index.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's
Shares.
PERFORMANCE INFORMATION
The bar chart and table that follow show how the Fund performed for the last calendar year and provide an indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual returns for one year compared with the Fund's benchmark index and a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.globalxfunds.com.
Annual Total Returns (Years Ended December 31)

Best Quarter: 03/31/11 4.81% Worst Quarter: 06/30/11 (15.83%)
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Global X Silver Miners ETF	Return before taxes	(21.27%)	25.47%	Apr. 19, 2010
Global X Silver Miners ETF After Taxes on Distributions	Return after taxes on distributions	(21.27%)	25.25%	Apr. 19, 2010
Global X Silver Miners ETF After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund Shares	(13.78%)	21.81%	Apr. 19, 2010
Global X Silver Miners ETF S&P 500® Index	S&P 500 Index (Index returns do not reflect deductions for fees, expenses, or taxes)	2.11%	5.08%	Apr. 19, 2010
Global X Silver Miners ETF Solactive Global Silver Miners Index	Solactive Global Silver Miners Index (Index returns do not reflect deductions for fees, expenses, or taxes)	(20.03%)	26.49%	Apr. 19, 2010

After-tax returns are calculated using the historical highest individual U.S.
federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).